Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of common shares issued and outstanding	(a) No par value common shares issued

	Number of shares	Value of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2019	675,957	3,144.5
Issuance of common shares under First Nations agreements	350	0.7
Issuance of flow through shares(1)	3,824	8.6
Exercise of options and vested performance share units	119	0.2
Balance at December 31, 2020	680,250	3,154.0
Issuance of common shares under First Nations agreements	250	0.4
Exercise of options and vested performance share units	646	1.0
Balance at December 31, 2021	681,146	3,155.4
1.In December 2020, the Company closed a flow-through financing for proceeds of $10.2 million (gross proceeds less equity issuance costs) consisting of the issue and sale of 3,824,000 Common Shares at a price of C$3.40 per share to fund exploration drilling programs at Rainy River and New Afton.
Schedule of share-based payment arrangements
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
SHARE-BASED PAYMENT EXPENSES
Stock option expense	1.1	0.8
Performance share unit expense	1.6	1.4
Restricted share unit expense(1)	1.4	8.4
Deferred share unit expense	(0.7)	3.6
Shares issued under First Nations agreements(1)	(0.1)	1.2
Total share-based payment expenses	3.3	15.4
1. For the year ended December 31, 2021 $1.1 million of share based expenses were recognized in operating expenses (2020 – $7.8 million).

Schedule of number and weighted average exercise prices of share options	The following table presents changes in the Company’s stock option plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY'S STOCK OPTION PLAN
Balance at December 31, 2019	5,578	2.81
Granted	2,329	1.20
Exercised	(32)	1.17
Forfeited	(677)	4.06
Expired	(2,363)	3.45
Balance at December 31, 2020	4,835	1.59
Granted	1,708	2.06
Exercised	(203)	1.18
Forfeited	(339)	2.00
Expired	(245)	4.82
Balance at December 31, 2021	5,756	1.58

Schedule of earnings per share	The following table sets out the calculation of earnings (loss) per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2021	2020
CALCULATION OF EARNINGS (LOSS) PER SHARE
Net earnings (loss)	140.6	(79.3)
Basic weighted average number of shares outstanding (in millions)	680.8	676.3
Dilution of securities:
Stock options	1.6	—
Diluted weighted average number of shares outstanding (in millions)	682.4	676.3
Net earnings (loss) per share:
Basic	0.21	(0.12)
Diluted	0.21	(0.12)

Schedule of antidilutive securities excluded from computation of earnings per share	The following table lists the equity securities excluded from the calculation of diluted earnings per share. All stock options are excluded from the calculation when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2021	2020
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED EARNINGS PER SHARE
Stock options	1.9	4.8